Financial Instruments - Schedule of Foreign Currency Denominated Monetary Assets and Monetary Liabilities (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Argentine pesos [Member]
Schedule of Foreign Currency Denominated Monetary Assets and Monetary Liabilities [Line Items]
Foreign currency exchange risk assets	$ 156,291	$ 765,690
Foreign currency exchange risk liabilities	292,203	50,073
Argentine pesos [Member] | (+10%) Impact to profit or loss before tax assets [Member]
Schedule of Foreign Currency Denominated Monetary Assets and Monetary Liabilities [Line Items]
Foreign currency exchange risk assets	15,629	76,569
Argentine pesos [Member] | (-10%) Impact to profit or loss before tax liabilities [Member]
Schedule of Foreign Currency Denominated Monetary Assets and Monetary Liabilities [Line Items]
Foreign currency exchange risk liabilities	(29,220)	(5,007)
U.S. Dollar [Member]
Schedule of Foreign Currency Denominated Monetary Assets and Monetary Liabilities [Line Items]
Foreign currency exchange risk assets	695,307	368,186
Foreign currency exchange risk liabilities	1,491,998	2,227,751
U.S. Dollar [Member] | (+10%) Impact to profit or loss before tax assets [Member]
Schedule of Foreign Currency Denominated Monetary Assets and Monetary Liabilities [Line Items]
Foreign currency exchange risk assets	69,531	36,819
U.S. Dollar [Member] | (-10%) Impact to profit or loss before tax liabilities [Member]
Schedule of Foreign Currency Denominated Monetary Assets and Monetary Liabilities [Line Items]
Foreign currency exchange risk liabilities	(149,200)	(222,775)
Pound sterling [Member]
Schedule of Foreign Currency Denominated Monetary Assets and Monetary Liabilities [Line Items]
Foreign currency exchange risk assets	24	22,062
Foreign currency exchange risk liabilities	12,647
Pound sterling [Member] | (+10%) Impact to profit or loss before tax assets [Member]
Schedule of Foreign Currency Denominated Monetary Assets and Monetary Liabilities [Line Items]
Foreign currency exchange risk assets	2	2,206
Pound sterling [Member] | (-10%) Impact to profit or loss before tax liabilities [Member]
Schedule of Foreign Currency Denominated Monetary Assets and Monetary Liabilities [Line Items]
Foreign currency exchange risk liabilities	(1,265)
Euro [Member]
Schedule of Foreign Currency Denominated Monetary Assets and Monetary Liabilities [Line Items]
Foreign currency exchange risk assets
Foreign currency exchange risk liabilities	167,072
Euro [Member] | (+10%) Impact to profit or loss before tax assets [Member]
Schedule of Foreign Currency Denominated Monetary Assets and Monetary Liabilities [Line Items]
Foreign currency exchange risk assets
Euro [Member] | (-10%) Impact to profit or loss before tax liabilities [Member]
Schedule of Foreign Currency Denominated Monetary Assets and Monetary Liabilities [Line Items]
Foreign currency exchange risk liabilities	$ (16,707)